RISK MANAGEMENT - Schedule of Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Credit Risk Exposure [Line Items]
Lease liability	$ 2,072	$ 1,679	$ 1,975
Trade and other payables	6,342	3,291
Liquidity Risk
Disclosure Of Credit Risk Exposure [Line Items]
Lease liability	2,509	2,215
Term loan		6,480
Deferred consideration	7,800
Contingent consideration	32,331
Trade and other payables	3,618	3,291
Financial liabilities	46,258	11,986
Liquidity Risk | Less than 1 year
Disclosure Of Credit Risk Exposure [Line Items]
Lease liability	554	393
Term loan		6,480
Deferred consideration	2,800
Contingent consideration	19,860
Trade and other payables	3,328	3,291
Financial liabilities	26,542	10,164
Liquidity Risk | Between 1 and 2 years
Disclosure Of Credit Risk Exposure [Line Items]
Lease liability	510	386
Term loan		0
Deferred consideration	5,000
Contingent consideration	12,471
Trade and other payables	290	0
Financial liabilities	18,271	386
Liquidity Risk | More than 2 years
Disclosure Of Credit Risk Exposure [Line Items]
Lease liability	1,445	1,436
Term loan		0
Deferred consideration	0
Contingent consideration	0
Trade and other payables	0	0
Financial liabilities	$ 1,445	$ 1,436